Employee Compensation (Tables)	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Summary of Ranges of Values used for each Option Pricing Assumption
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the six months ended	April 30, 2022	April 30, 2021
Expected dividend yield	4.2%	4.9%
Expected share price volatility	16.8%	20.6 - 20.7%
Risk-free rate of return	1.8 - 1.9%	1.0%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	135.58	97.14

Summary of Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	April 30, 2022	April 30, 2021	April 30, 2022	April 30, 2021
Current service cost	59	67	2	2
Net interest (income) expense on net defined benefit (asset) liability	(7)	2	9	7
(Gain) on settlement	-	-	-	-
Administrative expenses	1	1	-	-
Benefits expense	53	70	11	9
Government pension plans expense (1)	75	63	-	-
Defined contribution expense	36	34	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	164	167	11	9

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the six months ended	April 30, 2022	April 30, 2021	April 30, 2022	April 30, 2021
Current service cost	118	134	4	4
Net interest (income) expense on net defined benefit (asset) liability	(14)	4	18	15
(Gain) on settlement	(1)	-	-	-
Administrative expenses	2	2	-	-
Benefits expense	105	140	22	19
Government pension plans expense (1)	140	118	-	-
Defined contribution expense	101	93	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	346	351	22	19
(1) Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.
Certain comparative figures have been reclassified to conform with the current period’s presentation.